Northern Lights Fund Trust

Patriot Fund

Patriot Balanced Fund

Incorporated herein by reference is the definitive version of the supplement for Patriot Fund and Patriot Balanced Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 2, 2018 (SEC Accession No. 0001580642-18-000616).